Intangible assets - Allocation of goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets
Goodwill	$ 966	$ 999
Europe
Disclosure of detailed information about intangible assets
Goodwill	527	560
Americas
Disclosure of detailed information about intangible assets
Goodwill	$ 439	$ 439